Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Transfers and Servicing [Abstract]
Beginning balance	¥ 35,681	¥ 24,907
Ending balance	¥ 39,480	¥ 35,681